Restatement of Previously Issued Consolidated Financial Statements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Restatement of Previously Issued Consolidated Financial Statements [Abstract]
Schedule of Consolidated Balance Sheet
Consolidated Balance Sheet	As of December 31, 2025
	As Reported	Adjustment	As Restated

Crude oil and natural gas properties, successful efforts method:
Accumulated depreciation, depletion, and amortization, net	$(8,491,565)	$3,540,000	$(4,951,565)
Total oil and natural gas properties, net	81,951,796	3,540,000	85,491,796
Total Assets	$86,938,586	$3,540,000	$90,478,586

Accrued liabilities and other	$9,784,912	$37,000	9,821,912
Total current liabilities	24,889,896	37,000	24,926,896
Deferred tax liability	3,959,392	871,000	4,830,392
Total non-current liabilities	10,893,391	871,000	11,764,391
Total liabilities	35,783,287	908,000	36,691,287

Accumulated deficit	(36,767,880)	2,632,000	(34,135,880)
Total stockholders’ deficit attributable to EON Resources, Inc.	50,355,299	2,632,000	52,987,299
Total Stockholders’ Equity	50,355,299	2,632,000	52,987,299
Total Liabilities, Mezzanine Equity and Stockholders Equity	$86,938,586	$3,540,000	$90,478,586

Schedule of Consolidated Statement of Operations
Consolidated Statement of Operations	Year Ended December 31 2025
	As Reported	Adjustments	As Restated

Expenses
Depletion, depreciation and amortization	$6,710,092	$(3,540,000)	$3,170,092
Total expenses	30,738,109	(3,540,000)	27,198,109
Operating loss	(13,801,545)	3,540,000	(10,261,545)
Income (loss) before income taxes	(8,213,063)	3,540,000	(4,673,063)
Income tax (provision) benefit	(1,913,554)	(908,000)	(2,821,554)
Net income (loss)	(10,126,617)	2,632,000	(7,494,617)
Net income (loss) attributable to Eon Resources, Inc.	$(10,098,082)	$2,632,000	$(7,466,082)

Weighted average share outstanding, common stock – basic and diluted	31,191,907	-	31,191,907

Net income (loss) per share of common stock –basic and diluted	$(0.32)	0.08	$(0.24)

Schedule of Consolidated Statements of Changes in Stockholders’ Equity
							Total
							Stockholders’
	Class A		Class B		Additional		(Deficit) Equity Attributable to EON		Total Stockholders’
	Common Stock		Common Stock		Paid-In	Accumulated	Resources	Noncontrolling	(Deficit)
As previously reported	Shares	Amount	Shares	Amount	Capital	Deficit	Inc.	Interest	Equity
Balance -December 31, 2024	10,323,205	$1,032	500,000	$50	$31,312,003	$(28,199,028)	$3,114,057	$24,605,414	$27,719,471
Share-based compensation	325,457	33	-	-	368,060	-	368,093	-	368,093
Shares issued under equity line of credit	4,770,000	477	-	-	4,341,055	-	4,341,532	-	4,341,532
Shares issued for conversion of note payables	1,954,514	195	-	-	1,786,046	-	1,786,241	-	1,786,241
Shares issued to settle accounts payable	45,050	5	-	-	45,045	-	45,050	-	45,050
Class B exchanged for Class A	500,000	50	(500,000)	(50)	3,385,000	-	3,385,000	(3,385,000)	-
Net loss	-	-	-	-	-	(1,752,231)	(1,752,231)	-	(1,752,231)
Balance - March 31, 2025	17,918,226	1,792	-	-	41,237,209	(29,951,259)	11,287,742	21,220,414	32,508,156

Share based compensation	328,800	33	-	-	237,652	-	237,685	-	237,685
Shares issued under equity line of credit	6,000,000	600	-	-	2,682,200	-	2,682,800	-	2,682,800
Shares issued for conversion of notes payable	7,999,466	800	-	-	2,763,387	-	2,764,187	-	2,764,187
Shares issued to settle accounts payable	98,615	10	-	-	49,298	-	49,308	-	49,308
Shares issued for acquisition of oil and gas leases	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Shares issued for acquisition of oil and gas equipment	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Net loss	-	-	-	-		(1,300,479)	(1,300,479)	-	(1,300,479)
Balance - June 30, 2025	34,345,107	$3,435	-	$-	$48,064,746	$(31,251,738)	$16,816,443	$21,220,414	$38,036,857

Restatement impacts
Balance - December 31, 2024 (a)	(400,000)	$(40)	-	$-	$(799,960)	$1,529,230	$729,230	$(4,179,230)	$(3,450,000)
Derivative liability conversion to common stock	-	-	-	-	397,188	-	397,188	-	397,188
Net loss	-	-	-	-	-	(275,753)	(275,753)	(28,535)	(304,288)
Balance - March 31, 2025	(400,000)	(40)	-	-	(402,772)	1,253,477	850,665	(4,207,765)	(3,357,100)
Derivative liability conversion to common stock	-	-	-	-	1,365,447	-	1,365,447	-	1,365,447
Net loss	-	-	-	-		(1,655,370)	(1,655,370)	-	(1,655,370)
Balance - June 30, 2025	(400,000)	$(40)	-	$-	$962,675	$(401,893)	$560,742	$(4,207,765)	$(3,647,023)
As restated
Balance -December 31, 2024	9,923,205	$992	500,000	$50	$30,512,043	$(26,669,798)	$3,843,287	$20,426,184	$24,269,471
Share-based compensation	325,457	33	-	-	368,060	-	368,093	-	368,093
Shares issued under equity line of credit	4,770,000	477	-	-	4,341,055	-	4,341,532	-	4,341,532
Shares issued for conversion of note payables	1,954,514	195	-	-	1,786,046	-	1,786,241	-	1,786,241
Shares issued to settle accounts payable	45,050	5	-	-	45,045	-	45,050	-	45,050
Derivative liability conversion to common stock	-	-	-	-	397,188	-	397,188	-	397,188
Class B exchanged for Class A	500,000	50	(500,000)	(50)	3,385,000	-	3,385,000	(3,385,000)	-
Net loss	-	-	-	-	-	(2,027,984)	(2,027,984)	(28,535)	(2,056,519)
Balance - March 31, 2025	17,518,226	1,752	-	-	40,834,437	(28,697,782)	12,138,407	17,012,649	29,151,056
Share based compensation	328,800	33	-	-	237,652	-	237,685	-	237,685
Shares issued under equity line of credit	6,000,000	600	-	-	2,682,200	-	2,682,800	-	2,682,800
Shares issued for conversion of notes payable	7,999,466	800	-	-	2,763,387	-	2,764,187	-	2,764,187
Shares issued to settle accounts payable	98,615	10	-	-	49,298	-	49,308	-	49,308
Shares issued for acquisition of oil and gas leases	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Shares issued for acquisition of oil and gas equipment	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Derivative liability conversion to common stock	-	-	-	-	1,365,447	-	1,365,447	-	1,365,447
Net loss	-	-	-	-		(2,955,849)	(2,955,849)	-	(2,955,849)
Balance - June 30, 2025	33,945,107	$3,395	-	$-	$49,027,421	$(31,653,631)	$17,377,185	$17,012,649	$34,389,834

(a)	These adjustments represent the restatements previously disclosed in the Company's 2024 Form 10-K/A as previously filed with the SEC on April 27, 2026.

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS’ EQUITY

							Total Stockholders’
	Class A		Class B		Additional		Equity Attributable to Eon		Total
	Common Stock		Common Stock		Paid-In	Accumulated	Resources	Noncontro4lling	Stockholder’4
	Shares	Amount	Shares	Amount	Capital	deficit	Inc.	Interest	Equity
As Previously Reported
Balance – December 31, 2024	9,923,205	$992	500,000	$50	$30,512,043	$(26,669,798)	$3,843,287	$20,426,184	$24,269,471
Shares issued under equity line of credit	14,770,000	1,477	-	-	8,500,775	-	8,502,252	-	8,502,252
Share-based compensation	1,783,668	178	-	-	1,154,212	-	1,154,390	-	1,154,390
Class B exchanged for Class A	500,000	50	(500,000)	(50)	3,385,000	-	3,385,000	(3,385,000)	-
Shares issued for conversion of notes payable	21,120,163	2,112	-	-	8,483,316	-	8,485,428	-	8,485,428
Shares issued for buyout of non-controlling interest	1,500,000	150	-	-	17,012,499	-	17,012,649	(17,012,649)	-
Shares issued to settle accounts payable	143,665	14	-	-	94,343	-	94,357	-	94,357
Shares issued for acquisition of oil and gas equipment	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Shares issued for acquisition of oil and gas leases	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Derivative liability conversion to common stock	-	-	-	-	3,440,412	-	3,440,412	-	3,440,412
Capital Contribution for related party debt extinguishment	-	-	-	-	13,440,406	-	13,440,406	-	13,440,406
Net loss	-	-	-	-	-	(10,098,082)	(10,098,082)	(28,535)	(10,126,617)
Balance – December 31, 2025	51,740,701	$5,173	-	$-	$87,118,006	$(36,767,880)	$50,355,299	$-	$50,355,299

Restatement Impacts
Net loss	-	-	-	-	-	2,632,000	2,632,000	-	2,632,000
	-	-	-	-	-	2,632,000	2,632,000	-	2,632,000

As Restated
Balance – December 31, 2024	9,923,205	$992	500,000	$50	$30,512,043	$(26,669,798)	$3,843,287	$20,426,184	$24,269,471
Shares issued under equity line of credit	14,770,000	1,477	-	-	8,500,775	-	8,502,252	-	8,502,252
Share-based compensation	1,783,668	178	-	-	1,154,212	-	1,154,390	-	1,154,390
Class B exchanged for Class A	500,000	50	(500,000)	(50)	3,385,000	-	3,385,000	(3,385,000)	-
Shares issued for conversion of notes payable	21,120,163	2,112	-	-	8,483,316	-	8,485,428	-	8,485,428
Shares issued for buyout of non-controlling interest	1,500,000	150	-	-	17,012,499	-	17,012,649	(17,012,649)	-
Shares issued to settle accounts payable	143,665	14	-	-	94,343	-	94,357	-	94,357
Shares issued for acquisition of oil and gas equipment	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Shares issued for acquisition of oil and gas leases	1,000,000	100	-	-	547,500	-	547,600	-	547,600
Derivative liability conversion to common stock	-	-	-	-	3,440,412	-	3,440,412	-	3,440,412
Capital Contribution for related party debt extinguishment	-	-	-	-	13,440,406	-	13,440,406	-	13,440,406
Net loss	-	-	-	-	-	(7,466,082)	(7,466,082)	(28,535)	(7,494,617)
Balance – December 31, 2025	51,740,701	$5,173	-	$-	$87,118,006	$(34,135,880)	$52,987,299	$-	$52,987,299

Schedule of Consolidated Statement of Cash Flows
Condensed Consolidated Statement of Cash Flows	Six Months Ended June 30, 2025
Operating activities:	As Reported	Adjustment	As Restated
Net income	$(2,873,155)	$(2,139,213)	$(5,012,368)
Adjustments to reconcile net income to net cash provided by operating activities:
Accretion of asset retirement obligations	251,538	(236,033)	15,505
Deferred income tax benefit	(1,169,130)	(69,998)	(1,239,128)
Gain on extinguishment of liabilities	(299,601)	1,605,938	1,306,337
Change in fair value of derivative liability	-	885,279	885,279
Change in fair value of derivative liability, related party	-	(562,000)	(562,000)
Changes in operating assets and liabilities:
Accounts receivable	130,087	(74,402)	55,685
Prepaid expenses and other assets	(189,297)	(313,457)	(502,754)
Purchase of plugging & abandonment insurance bonds	-	(213,750)	(213,750)
Accounts payable	(1,681,028)	(361,844)	(2,042,872)
Accrued liabilities and other	1,367,083	442,584	1,809,667
Royalties payable	1,243,404	536,896	1,780,300
Net cash used in operating activities	(1,796,949)	(500,000)	(2,296,949)
Investing activities:
Development of crude oil and gas properties	(2,638,532)	500,000	(2,138,532)
Net cash used in investing activities	(2,638,532)	500,000	(2,138,532)

Non Cash Investing/Financing
Accrued purchases of property and equipment	766,104	(4,115)	761,989

Consolidated Statement of Cash Flows	Year Ended December 31 2025
	As Reported	Adjustments	As Restated

Net loss	$(10,126,617)	$2,632,000	$(7,494,617)
Depreciation, depletion, and amortization expense	6,710,092	(3,540,000)	3,170,092
Deferred income tax benefit	1,266,659	871,000	2,137,659
Accrued liabilities and other	4,898,434	37,000	4,935,434
Net cash provided by operating activities	(7,645,418)	-	(7,645,418)